Intangible Assets and Goodwill (Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 23, 2013	Jul. 22, 2013
Goodwill [Roll Forward]
Goodwill beginning balance	$ 219,041	$ 77,294
Goodwill ending balance	229,560	219,041	77,294
Finite-lived Intangible Assets [Roll Forward]
Beginning Balance	71,435	16,560
Asset additions	11,593	61,919
Amortization expense	9,715	7,044	5,227
Ending Balance	66,015	71,435	16,560
ACS [Member]
Goodwill [Roll Forward]
Goodwill beginning balance				148,948	148,900
Goodwill acquired during period	8,866	140,080
Goodwill ending balance				148,948	148,900
Finite-lived Intangible Assets [Roll Forward]
Finite-Lived Intangible Assets, Purchase Accounting Adjustments	(7,298)
Denali Media Holdings [Member]
Goodwill [Roll Forward]
Goodwill acquired during period	$ 1,653	$ 1,667